Capital Stock Transactions (Schedule Of Capital Stock Repurchases) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Stock Transactions [Abstract]
Total cost of repurchased shares	$ 59,323	$ 110,019	$ 92,911
Shares repurchased	460,765	1,182,934	1,356,344
Weighted average price per share	$ 128.75	$ 93.01	$ 68.50